Loans, Allowance for Loan Losses and Credit Quality - Summary of Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		$ 9,802	$ 9,119	$ 9,119	$ 10,020	$ 10,343
Provisions charged to operating expense				978		125
Provisions charged to operating expense	$ 120	281		978		125
Loans charged off		(1,947)	(230)	(1,088)	(1,589)	(2,114)
Recoveries		1,138	85	793	688	1,666
Balance, end of year	9,274	9,274	8,974	9,802	9,119	10,020
Ending balance, individually evaluated for impairment	540	540		873
Ending balance, collectively evaluated for impairment	8,734	8,734	8,974	8,929	9,119	10,020
Loans:
Individually evaluated for impairment	3,900	3,900	1,195	3,881	3,371	244
Collectively evaluated for impairment	961,634	961,634	587,395	876,192	579,178	441,730
Acquired loans with deteriorated credit quality				9,077
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		71	71	71
Balance, end of year				71	71
Loans:
Acquired loans with deteriorated credit quality	5,724	5,724
Factored Commercial Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		955
Provisions charged to operating expense				978
Provisions charged to operating expense		(148)
Loans charged off		(1,095)		(656)
Recoveries		1,003		633
Balance, end of year	715	715		955
Ending balance, individually evaluated for impairment	540	540		473
Ending balance, collectively evaluated for impairment	175	175		482
Loans:
Individually evaluated for impairment	840	840		1,605
Collectively evaluated for impairment	74,160	74,160		80,995
Commercial, Financial and Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		1,523	1,398	1,398	1,158	1,423
Provisions charged to operating expense				61	(47)	(435)
Provisions charged to operating expense		25	(263)
Loans charged off		(1)	(3)	(3)	(32)	(41)
Recoveries		36	32	67	319	211
Balance, end of year	1,583	1,583	1,164	1,523	1,398	1,158
Ending balance, collectively evaluated for impairment	1,583	1,583	1,164	1,523	1,398	1,158
Loans:
Individually evaluated for impairment					27
Collectively evaluated for impairment	141,720	141,720	88,566	130,656	114,978	92,147
Acquired loans with deteriorated credit quality				1,001
Commercial, Financial and Agricultural [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Loans:
Acquired loans with deteriorated credit quality	212	212
Real Estate - Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		5,047	4,449	4,449	5,094	5,509
Provisions charged to operating expense				988	864	(397)
Provisions charged to operating expense		1,022	101
Loans charged off		(764)	(227)	(429)	(1,557)	(409)
Recoveries		49	23	39	49	391
Balance, end of year	5,354	5,354	4,346	5,047	4,449	5,094
Ending balance, individually evaluated for impairment				350
Ending balance, collectively evaluated for impairment	5,354	5,354	4,346	4,697	4,449	5,094
Loans:
Individually evaluated for impairment	2,849	2,849	1,195	2,078	3,344	244
Collectively evaluated for impairment	628,820	628,820	428,302	568,363	399,709	302,873
Acquired loans with deteriorated credit quality				6,827
Real Estate - Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Loans:
Acquired loans with deteriorated credit quality	4,931	4,931
Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		647	964	964	497	1,071
Provisions charged to operating expense				(350)	162	(303)
Provisions charged to operating expense		196	(396)
Loans charged off						(1,292)
Recoveries		45	18	33	305	1,021
Balance, end of year	888	888	586	647	964	497
Ending balance, individually evaluated for impairment				50
Ending balance, collectively evaluated for impairment	888	888	586	597	964	497
Loans:
Individually evaluated for impairment	181	181		198
Collectively evaluated for impairment	100,413	100,413	64,014	82,551	58,372	36,267
Acquired loans with deteriorated credit quality				914
Real Estate - Construction [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Loans:
Acquired loans with deteriorated credit quality	334	334
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		562	243	243	169	90
Provisions charged to operating expense				298	58	408
Provisions charged to operating expense		(226)	(169)
Loans charged off		(87)				(372)
Recoveries		5	12	21	15	43
Balance, end of year	254	254	86	562	243	169
Ending balance, collectively evaluated for impairment	254	254	86	562	243	169
Loans:
Individually evaluated for impairment	30	30
Collectively evaluated for impairment	16,521	16,521	6,513	13,627	6,113	10,030
Acquired loans with deteriorated credit quality				335
Consumer [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Loans:
Acquired loans with deteriorated credit quality	247	247
Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year					4	29
Provisions charged to operating expense					(3)	(25)
Balance, end of year						4
Ending balance, collectively evaluated for impairment						4
Loans:
Collectively evaluated for impairment					6	413
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		1,068	2,065	2,065	3,098	2,221
Provisions charged to operating expense				(997)	(1,034)	877
Provisions charged to operating expense		(588)	727
Balance, end of year	480	480	2,792	1,068	2,065	3,098
Ending balance, collectively evaluated for impairment	$ 480	$ 480	$ 2,792	$ 1,068	$ 2,065	$ 3,098